Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Receivables of supplier rebates-current	¥ 2,039,621		¥ 3,661,334
Value-added tax recoverable	248,801		5,405
Prepayment for short-term investment	17,688,930
Receivables of government grants	2,023,502
Deposits	5,878,679		759,608
Advances to suppliers	16,988,630		8,792,453
Advances for stock repurchase	1,770,675
Advances for financing services	2,090,000
Prepayments and other receivables due from YJW and KeKe - current	35,833,936		8,922,423
Other receivables due from individuals	8,470,589
Other receivables	4,556,034		3,573,665
Total	¥ 97,589,397	$ 13,745,179	¥ 25,714,888